Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance Cost [Abstract]
Interest expense	$ 24,406	$ 23,955
Financing fees (income)	0	(76)
Accretion of senior notes	2,245	2,501
Loss on extinguishment of Senior Notes 2026	11,463	0
Accretion of lease obligations	672	429
Accretion of provisions	2,171	2,347
Total	$ 40,957	$ 29,156